Finance Receivables - Summary of Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [line items]
Finance receivables	$ 3,752.5	₨ 308,337.3	₨ 332,312.1
Current portion	2,849.9	234,173.1	220,953.5
Non-current portion	902.6	74,164.2	111,358.6
Cost [Member]
Disclosure of financial assets [line items]
Finance receivables	3,984.7	327,414.4	350,386.4
Allowance for credit losses [Member]
Disclosure of financial assets [line items]
Finance receivables	$ 232.2	₨ 19,077.1	₨ 18,074.3